Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities
Net income	$ 4,015	$ 1,481	$ 7,862	$ 4,990
Adjustments for non-cash items and others
Provision for credit losses	(96)	2,830	14	3,249
Depreciation	318	326	632	659
Deferred income taxes	454	(428)	786	(414)
Amortization and impairment of other intangibles	319	316	639	627
Net changes in investments in joint ventures and associates	(24)	(13)	(48)	(35)
Losses (Gains) on investment securities	(82)	(86)	(123)	(98)
Losses (Gains) on disposition of businesses	(26)		(26)	8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	(645)	(876)	(106)	(18)
Net change in accrued interest receivable and payable	(138)	(231)	(359)	(329)
Current income taxes	394	(699)	673	(954)
Derivative assets	13,681	(46,825)	16,252	(39,247)
Derivative liabilities	(13,669)	50,099	(17,525)	46,167
Trading securities	22,295	8,788	10,343	10,292
Loans, net of securitizations	(605)	(46,092)	(11,980)	(57,727)
Assets purchased under reverse repurchase agreements and securities borrowed	3,002	(1,347)	4,984	(18,573)
Obligations related to assets sold under repurchase agreements and securities loaned	(17,858)	24,214	(17,182)	52,019
Obligations related to securities sold short	(752)	4,723	2,532	5,278
Deposits, net of securitizations	(21,296)	107,220	21,368	124,456
Brokers and dealers receivable and payable	440	2,997	(698)	2,353
Other	3,718	(14,436)	6,220	(20,798)
Net cash from (used in) operating activities	(6,555)	91,961	24,258	111,905
Cash flows from investing activities
Change in interest-bearing deposits with banks	(29,700)	(17,068)	(24,418)	(10,052)
Proceeds from sales and maturities of investment securities	33,637	35,777	63,310	52,581
Purchases of investment securities	(28,584)	(43,533)	(61,765)	(78,733)
Net acquisitions of premises and equipment and other intangibles	(496)	(758)	(925)	(1,503)
Proceeds from dispositions	78		78
Net cash from (used in) investing activities	(25,065)	(25,582)	(23,720)	(37,707)
Cash flows from financing activities
Issuance of subordinated debentures			1,000	1,500
Repayment of subordinated debentures			(1,500)	(2,000)
Issue of common shares, net of issuance costs	22	23	53	39
Common shares purchased for cancellation		(87)		(814)
Issue of preferred shares and other equity instruments, net of issuance costs			1,247
Redemption of preferred shares and other equity instruments				(8)
Sales of treasury shares and other equity instruments	1,192	1,635	2,141	3,234
Purchases of treasury shares and other equity instruments	(1,181)	(1,638)	(2,007)	(3,251)
Dividends paid on shares and distributions paid on other equity instruments	(1,597)	(1,561)	(3,210)	(3,128)
Dividends/distributions paid to non-controlling interests	(1)	(3)	(2)	(4)
Change in short-term borrowings of subsidiaries	(1)	(1,248)	(8)	1,531
Repayment of lease liabilities	(152)	(155)	(298)	(296)
Net cash from (used in) financing activities	(1,718)	(3,034)	(2,584)	(3,197)
Effect of exchange rate changes on cash and due from banks	(1,943)	1,312	(2,535)	1,466
Net change in cash and due from banks	(35,281)	64,657	(4,581)	72,467
Cash and due from banks at beginning of period	149,588	34,120	118,888	26,310
Cash and due from banks at end of period	114,307	98,777	114,307	98,777
Amount of interest paid	2,161	3,811	4,295	8,568
Amount of interest received	6,692	8,903	13,471	18,654
Amount of dividends received	696	646	1,351	1,304
Amount of income taxes paid	$ 1,248	$ 842	$ 2,274	$ 1,717